Note 11 - Deferred Revenues - Summary of Deferred Revenues (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred revenues, total	€ 3,205	€ 2,902
Less long term portion	(1,313)	(973)
Deferred revenues, current portion	1,892	1,929
Maintenance [Member]
Deferred revenues, total	1,741	1,246
RPP [Member]
Deferred revenues, total	243	339
Sale of Devices [Member]
Deferred revenues, total	115	289
Extension of Warranty [Member]
Deferred revenues, total	837	855	€ 676
Research and Development Grants [Member]
Deferred revenues, total	€ 269	€ 173